COST OF SALES	12 Months Ended
Dec. 31, 2019
COST OF SALES
COST OF SALES

14.         COST OF SALES

Total cost of sales were:

	For the year ended
	December 31,	December 31,
	2019	2018

Production costs	$225,489	210,625
Depreciation and depletion	81,561	67,134
Royalties and selling costs	19,085	19,739
Site share-based compensation	3,072	2,160
Write-down of inventories	2,475	—
Change in inventories	1,520	4,269
Gain on disposal of plant and equipment	(45)	—
	$333,157	$303,927

On November 2, 2018, Miami Metals I, Inc. (formerly known as, Republic Metals Refining Corporation) (“RMC”), a refinery used by the Company announced it had filed for chapter 11 bankruptcy protection. A settlement agreement was reached during 2019 among the Company, RMC and its affiliated debtors and debtors in possession and RMC’s senior lenders. The settlement was approved by the United States Bankruptcy Court for the Southern District of New York on October 31, 2019. The finished goods inventory held by RMC was written down by $2,475 to reflect the cash settlement value received during the year.

Production costs by nature of expense were:

	For the year ended
	December 31,	December 31,
	2019	2018

Consultants and contractors	$95,466	$100,873
Salaries and benefits	60,191	46,946
Supplies and consumables	34,636	29,146
Energy	12,902	13,408
Travel and camp accommodation	8,327	7,052
Freight	5,511	4,416
Camp administrative costs	5,404	3,931
Insurance	1,620	1,451
Rentals	1,432	3,402
	$225,489	$210,625